Deferred Gain on Sale of Royalty (Details) - USD ($) $ in Thousands		12 Months Ended
	May 29, 2020	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities
Proceeds from royalty obligation	$ 30,000		$ 30,000
Smelter royalty obligation, percentage	1.50%
Smelter royalty obligation, right to repurchase percentage	33.30%
Smelter royalty obligation, right to repurchase percentage, net of returns	0.50%
Amortization of royalty obligation		$ 100
Payments for royalty obligations		2,300
Deferred gain on sale of royalty		$ 125	$ 124